SEGMENTED INFORMATION (Schedule of other significant items) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Stock-based compensation	$ 10	$ 654	$ 1,591	$ 3,404
Interest expense (income)	22	23	94	(56)
Income taxes	128	(78)	(1,628)	(1,405)
Depreciation and amortization	74	864	2,335	2,144
Unrealized (gain) loss from changes in fair value	607	$ 883	(1,991)	593
Assets	24,274		23,626	80,987
Commercial & Wholesale [Member]
Segment Reporting Information [Line Items]
Stock-based compensation			0	0
Interest expense (income)			93	1
Income taxes			(1,650)	(12)
Depreciation and amortization			857	1
Unrealized (gain) loss from changes in fair value			0	0
Assets	10,473		9,096	22,225
House of Brands [Member]
Segment Reporting Information [Line Items]
Stock-based compensation			0	0
Interest expense (income)			11	(27)
Income taxes			3	(1,393)
Depreciation and amortization			1,478	2,077
Unrealized (gain) loss from changes in fair value			(964)	0
Assets	11,377		11,608	48,950
Pharmaceuticals [Member]
Segment Reporting Information [Line Items]
Stock-based compensation			0	0
Interest expense (income)			0	0
Income taxes			0	0
Depreciation and amortization			0	0
Unrealized (gain) loss from changes in fair value			0	0
Assets			0	3,313
Corporate & Eliminations [Member]
Segment Reporting Information [Line Items]
Stock-based compensation			1,591	3,404
Interest expense (income)			(12)	(3)
Income taxes			19	0
Depreciation and amortization			0	66
Unrealized (gain) loss from changes in fair value			(1,027)	593
Assets	$ 2,424		2,922	6,499
Consolidated [Member]
Segment Reporting Information [Line Items]
Stock-based compensation			1,591	3,404
Interest expense (income)			92	(29)
Income taxes			(1,628)	(1,405)
Depreciation and amortization			2,335	2,144
Unrealized (gain) loss from changes in fair value			(1,991)	593
Assets			$ 23,626	$ 80,987